Schedule of Investments
August 31, 2021 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)		Fair Value ($)(1)

Common Stocks - 95.70%

Finance Services - 6.71%
Coinbase Global, Inc. Class A (2)				1,400		362,600
Upstart Holdings, Inc. (2)				800		183,296

						545,896

Metal Mining - 2.45%
Cleveland-Cliffs, Inc. (2)				8,500		199,495

Motor Homes - 2.14%
Winnebago Industries, Inc.				2,500		174,050

Motor Vehicles & Passenger Car Bodies - 7.41%
Tesla, Inc. (2)				300		220,716
Xpeng, Inc. ADR (2)				9,000		382,500

						603,216

Printing Trades Machinery & Equipment - 5.13%
Kornit Digital Ltd. (2)				3,200		417,184

Real Estate Agents & Managers (For Others) - 5.08%
OpenDoor Technologies, Inc. (2)				23,300		413,109

Retail-Auto Dealers & Gasoline Stations - 3.19%
Camping World Holdings, Inc.				6,500		259,610

Semiconductors & Related Devices - 17.92%
Advanced Micro Devices, Inc. (2)				1,500		166,080
Ambarella, Inc. (2)				2,500		258,925
Applied Materials, Inc.				800		108,104
Himax Technologies, Inc. ADR				3,000		35,310
NVIDIA Corp.				650		145,503
NXP Semiconductors N.V.				1,200		258,156
Marvell Technology Group Ltd.				1,000		61,190
Monolithic Power Systems, Inc.				200		98,986
Qorvo, Inc. (2)				1,400		263,242
Silicon Laboratories, Inc. (2)				400		63,048

						1,458,544

Services-Business Services, NEC - 2.77%
Affirm Holdings, Inc. Class A (2)				400		38,536
MercadoLibre, Inc. (2)				100		186,745

						225,281
Services-Computer Programming Services - 5.13%
Zscaler, Inc. (2)				1,500		417,510

Services-Computer Programming, Data Processing, Etc. - 3.44%
Trade Desk, Inc. Class A				3,500		280,175

Services-Equipment Rental & Leasing, Nec - 1.73%
United Rentals, Inc. (2)				400		141,060

Services-Prepackaged Software - 23.88%
3D Systems Corp. (2)				6,500		197,860
CrowdStrike Holdings, Inc. Class A (2)				600		168,600
Datadog, Inc. (2)				3,000		413,400
Ipsidy, Inc.				10,000		95,900
MicroStrategy, Inc. Class A (2)				350		243,005
Palantir Technologies, Inc. Class A (2)				12,000		316,080
Snowflake, Inc. (2)				500		152,175
Splunk, Inc. (2)				200		30,574
ZoomInfo Technologies, Inc. (2)				5,000		325,950

						1,943,544

Services-To Dwellings & Other Buildings - 1.90%
Airbnb, Inc. (2)				1,000		154,990

Telephone & Telegraph Apparatus - 6.81%
Ciena Corp. (2)				7,000		399,910
Fabrinet (2)				1,500		154,530

						554,440

Total Common Stock				(Cost $ 6,371,478)		7,788,104

Money Market Registered Investment Companies - 0.90%

Federated Government Obligations Fund Institutional Shares 0.02% (5)				73,601		73,601

Total Money Market Registered Investment Companies				(Cost $ 73,601)		73,601

Total Investments - 96.60%				(Cost $ 6,445,079)		7,861,705

Other Assets less Liabilities - 3.40%						276,661

Total Net Assets - 100.00%						8,138,366

Futures Contracts

						Value and
						Unrealized
	Long (Short)		Notional Value of			Appreciation
	Contracts	Expiration Date	Contracts ($)	Value		(Depreciation)($)**
Index Futures
CBOE Volatility Index Oct21	3	10/18/2021	64,407	62,722		(1,685)
CBOE Volatility Index Sep21	2	9/15/2021	40,105	37,242		(2,862)

Total Futures Contracts	5		104,512	99,964		(4,547)

				(Cost $ 104,512)		(4,547)

** Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's assets carried at fair value:

				Investments in		Other Financial
Valuation Inputs				Securities		Instruments (9)
Level 1 - Quoted Prices				$7,861,705	$
Level 2 - Other Significant Observable Inputs						-
Level 3 - Significant Unobservable Inputs				-		-
Total				$7,861,705		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.